Disclosure of financial instruments and management of financial risks (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial instruments and management of financial risks
Schedule of maturity profile of the financial liabilities based on contractual undiscounted payments

The table below summarizes the maturity profile of the Group`s financial liabilities based on contractual undiscounted payments:

	less than
	3 months	3 to 12 months	1 to 5 years	> 5 years	Total
2021	EUR k	EUR k	EUR k	EUR k	EUR k
Contractual commitments	—	(163,557)	—	—	(163,557)
Lease liabilities (Note 4.2)	(576)	(2,893)	(16,746)	(8,677)	(28,892)
Other liabilities (Note 11)	(79,927)	(80,116)	(10,018)	(12)	(170,073)
Trade and other payables (Note 10)	(99,035)	(638)	(28,030)	—	(127,703)
Total	(179,538)	(247,204)	(54,794)	(8,689)	(490,225)

	less than
	3 months	3 to 12 months	1 to 5years	> 5 years	Total
2020	EUR k	EUR k	EUR k	EUR k	EUR k
Contractual commitments	—	(97,151)	—	—	(97,151)
Lease liabilities (Note 4.2)	(728)	(2,233)	(15,805)	(11,322)	(30,087)
Other liabilities (Note 11)	(52,637)	—	(8,423)	(138)	(61,199)
Trade and other payables (Note 10)	(21,004)	(682)		—	(21,685)
EIB loan (Note 12)	—	—	—	(25,875)	(25,875)
Total	(74,368)	(100,066)	(24,228)	(37,335)	(235,997)

Schedule of exposure in (foreign) currency

	2021 (in thousands)
Cash and cash equivalents	51,363	EUR	58,174	USD
Trade and other receivables	182	EUR	206	USD
Total monetary assets in foreign currency	51,545	EUR	58,380	USD
Trade and other payables	52,594	EUR	59,568	USD
	0	EUR	0	GBP
	19	EUR	20	CHF
Total monetary liabilities in foreign currency	52,613	EUR

	2020 (in thousands)
Cash and cash equivalents	84,798	EUR	104,055	USD
Trade and other receivables	76	EUR	93	USD
Total monetary assets in foreign currency	84,874	EUR	104,148	USD
Trade and other payables	3,761	EUR	4,615	USD
	5	EUR	58	GBP
	3	EUR	3	CHF
Total monetary liabilities in foreign currency	3,828	EUR

Net exposure in USD

2020 (1 EUR= 1.2271 USD)	2021 (1 EUR = 1.1326 USD)
EUR 77,669k from USD 95,311k	EUR -3,964 from USD -4,490k